8. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Short-term advances	¥ 2,945	¥ 3,130
Temporary advances to employees	1,255	1,838
Prepaid rent	1,470	3,796
Prepaid other taxes	43,532	23,144
Legal deposit	15,426	17,983
Hotel inventory and receivables	5,247	7,011
Temporary advances to brokers	2,890	0
Other current assets	6,548	6,011
Total	¥ 79,313	¥ 62,913